Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets

CROWN CORK & SEAL COMPANY, INC. 401(k) RETIREMENT SAVINGS PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
Crown Cork & Seal Company, Inc. 401(k) Retirement Savings Plan EIN 23-1526444 Plan No. 100
	Identity of Participant-Directed Issues	Investment Type	Current Value
	Baird Core Plus Bond Fund	Registered Investment Company	$8,857,378
	DFA Emerging Markets Core Equity Portfolio	Registered Investment Company	633,836
	DFA US Targeted Value Portfolio	Registered Investment Company	1,293,387
	Fidelity Small Cap Growth Fund	Registered Investment Company	11,680,171
	T. Rowe Price International Discovery Fund	Registered Investment Company	428,205
*	Vanguard Developed Markets Index Fund	Registered Investment Company	16,898,900
*	Vanguard International Growth Fund	Registered Investment Company	9,289,286
*	Vanguard Russell 1000 Growth Index Fund	Registered Investment Company	11,637,339
*	Vanguard Cash Reserve Federal Money Market Fund	Registered Investment Company	227,159
*	Vanguard Total Bond Market Index Fund	Registered Investment Company	14,314,867
*	Vanguard Institutional Total Stock Market Index Fund	Registered Investment Company	85,436,715
*	Vanguard Wellington Fund	Registered Investment Company	15,139,557
*	Vanguard Windsor II Fund	Registered Investment Company	9,728,110
*	Vanguard Target Retirement 2020 Trust	Collective Investment Trust	2,676,732
*	Vanguard Target Retirement 2025 Trust	Collective Investment Trust	12,020,246
*	Vanguard Target Retirement 2030 Trust	Collective Investment Trust	16,356,026
*	Vanguard Target Retirement 2035 Trust	Collective Investment Trust	21,470,357
*	Vanguard Target Retirement 2040 Trust	Collective Investment Trust	11,679,888
*	Vanguard Target Retirement 2045 Trust	Collective Investment Trust	15,288,061
*	Vanguard Target Retirement 2050 Trust	Collective Investment Trust	12,156,685
*	Vanguard Target Retirement 2055 Trust	Collective Investment Trust	13,896,888
*	Vanguard Target Retirement 2060 Trust	Collective Investment Trust	4,198,292
*	Vanguard Target Retirement 2065 Trust	Collective Investment Trust	2,687,591
*	Vanguard Target Retirement 2070 Trust	Collective Investment Trust	395,095
*	Vanguard Target Retirement Income Trust	Collective Investment Trust	5,386,273
*	Vanguard Retirement Savings Trust III	Collective Investment Trust	29,171,770
*	Crown Holdings, Inc. Stock Fund	Common Stock Fund	15,736,605
*	Notes receivable from participants	Interest rates: 4.25% - 9.50%, maturing through May 1, 2034	6,444,402
	Total Assets (Held at End of Year)		$355,129,821

*	Party-in-Interest as defined by ERISA
Cost column not required to be reported as all investments are participant directed.